SEGMENTAL INFORMATION - Gold and By Product Revenue (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) customers	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of operating segments [line items]
Gold income	$ 9,730	$ 5,673	$ 4,480
By-product revenue	$ 163	120	102
Number of major customers | customers	4
Gold, ounces | Four customers
Disclosure of operating segments [line items]
Percentage of gold sold to three customers	62.00%
Gold, ounces | ANZ Investment Bank Ltd
Disclosure of operating segments [line items]
Percentage of gold sold to three customers	19.00%
Gold, ounces | Standard Chartered Bank
Disclosure of operating segments [line items]
Percentage of gold sold to three customers	14.00%
Gold, ounces | JP Morgan Chase N.A London in the United Kingdom
Disclosure of operating segments [line items]
Percentage of gold sold to three customers	11.00%
Gold, ounces | MKS Finance SA in Europe
Disclosure of operating segments [line items]
Percentage of gold sold to three customers	18.00%
Operating segments
Disclosure of operating segments [line items]
Gold income	$ 10,768	6,414	5,148
Gold income, excluding equity accounted investments	9,730	5,673	4,480
By-product revenue	165	122	104
Operating segments | Africa
Disclosure of operating segments [line items]
Gold income	7,152	3,756	3,068
By-product revenue	11	6	5
Operating segments | Australia
Disclosure of operating segments [line items]
Gold income	1,876	1,394	1,081
By-product revenue	6	5	4
Operating segments | Americas
Disclosure of operating segments [line items]
Gold income	1,740	1,264	999
By-product revenue	148	111	95
Operating segments | Kibali - Attributable 45% | Africa
Disclosure of operating segments [line items]
Gold income	1,038	741	668
By-product revenue	2	2	2
Operating segments | Obuasi | Africa
Disclosure of operating segments [line items]
Gold income	942	530	439
By-product revenue	1	1	1
Operating segments | Siguiri | Africa
Disclosure of operating segments [line items]
Gold income	990	653	505
By-product revenue	0	1	0
Operating segments | Geita | Africa
Disclosure of operating segments [line items]
Gold income	1,730	1,150	934
By-product revenue	4	2	2
Operating segments | Sukari | Africa
Disclosure of operating segments [line items]
Gold income	1,748	119	0
By-product revenue	4	0	0
Operating segments | Sunrise Dam | Australia
Disclosure of operating segments [line items]
Gold income	789	626	495
By-product revenue	2	2	1
Operating segments | Tropicana - Attributable 70% | Australia
Disclosure of operating segments [line items]
Gold income	1,087	768	586
By-product revenue	4	3	3
Operating segments | Cerro Vanguardia | Americas
Disclosure of operating segments [line items]
Gold income	612	439	317
By-product revenue	130	109	93
Operating segments | AngloGold Ashanti Mineração | Americas
Disclosure of operating segments [line items]
Gold income	946	634	515
By-product revenue	18	2	2
Operating segments | Serra Grande | Americas
Disclosure of operating segments [line items]
Gold income	182	191	167
Elimination of intersegment amounts | Equity-accounted joint ventures included above
Disclosure of operating segments [line items]
Gold income	1,038	741	668
By-product revenue	$ 2	$ 2	$ 2